Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Office Equipment
Estimated useful lives	7 years	7 years
Cultivation Equipment
Estimated useful lives	7 years	7 years
Production Equipment
Estimated useful lives	7 years	7 years
Kitchen Equipment
Estimated useful lives	7 years	7 years
Vehicles
Estimated useful lives	7 years	7 years
Vault Equipment
Estimated useful lives	7 years	7 years
Leasehold Improvements
Estimated useful lives	shorter of 15 years or the term of the lease	shorter of 15 years or the term of the lease